Shareholders’ Equity (Details) - Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Details) - Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model [Line Items]
Expected life of up to (years)			6 years 2 months 19 days
Minimum [Member]
Shareholders’ Equity (Details) - Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model [Line Items]
Exercise price (in Dollars per share)	$ 1.22	$ 1.78	$ 1.69
Expected volatility	119.40%	91.00%	89.80%
Risk-free interest	3.86%	0.92%	0.67%
Expected life of up to (years)	5 years 21 days	5 years 6 months 21 days
Maximum [Member]
Shareholders’ Equity (Details) - Schedule of Fair Value of Options Granted was Estimated Using the Black-Scholes Option Pricing Model [Line Items]
Exercise price (in Dollars per share)	$ 1.37	$ 3.61	$ 8.75
Expected volatility	132.30%	91.60%	96.10%
Risk-free interest	4.34%	2.43%	1.02%
Expected life of up to (years)	7 years 7 days	6 years 3 months